Note Related party transactions (Related party transactions with affiliated company - Equity Method - Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2013	Sep. 30, 2011
Related Party Transaction [Line Items]
Investment in equity investees	$ 215,349	$ 218,062
Earnings from investments under the equity method	$ 34,083	31,288	$ 24,373
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	24.90%					24.90%
Proceeds from Equity Method Investment, Dividends or Distributions	$ 1,000	3,400
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	24.90%				24.90%
Proceeds from Equity Method Investment, Dividends or Distributions	$ 7,100	700
EVERTEC Inc.
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	16.10%
Proceeds from Equity Method Investment, Dividends or Distributions	$ 3,500	4,700
Proportionate Share Of The Cumulative Impact Of The Evertec Restatement	2,200
Investment in equity investees	47,532	38,904
Earnings from investments under the equity method	$ 11,583	11,223	$ 13,229
BHD LEON
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	15.84%
Proceeds from Equity Method Investment, Dividends or Distributions	$ 11,800	12,100
Investment in equity investees	135,000	125,500
Earnings from investments under the equity method	24,800	24,100
Line of Credit Facility, Maximum Borrowing Capacity	40,000	50,000
Line Of Credit	$ 40,000	$ 25,000
Grupo Financiero Leon SA Panama shareholder of BHD Leon
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 8,000
Credit facility extended to GFL by BHD International Panama affiliate of BHD leon
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 8,000